Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:	$1,241,432,654.96

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%	April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%	February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%	February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%	August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%	April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%	April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%	November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$140,875,034.98	0.4791668	$105,488,530.57	0.3588045	$35,386,504.41
Class A-2-A Notes	$294,730,000.00	1.0000000	$294,730,000.00	1.0000000	$-
Class A-2-B Notes	$105,270,000.00	1.0000000	$105,270,000.00	1.0000000	$-
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$1,057,275,034.98	0.8734923	$1,021,888,530.57	0.8442569	$35,386,504.41

Weighted Avg. Coupon (WAC)	3.30%		3.29%
Weighted Avg. Remaining Maturity (WARM)	53.92		52.98
Pool Receivables Balance	$1,147,604,986.73		$1,111,098,587.01
Remaining Number of Receivables	67,123		66,142

Adjusted Pool Balance	$1,098,787,225.10		$1,064,097,240.84

III. COLLECTIONS

Principal:
Principal Collections	$35,061,423.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$609,832.37
Total Principal Collections	$35,671,255.95

Interest:
Interest Collections	$3,197,904.08
Late Fees & Other Charges	$58,996.89
Interest on Repurchase Principal	$-
Total Interest Collections	$3,256,900.97

Collection Account Interest	$21,907.20
Reserve Account Interest	$2,019.00
Servicer Advances	$-

Total Collections	$38,952,083.12

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$38,952,083.12
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$38,952,083.12

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$956,337.49	$-	$956,337.49	956,337.49
	Collection Account Interest					$21,907.20
	Late Fees & Other Charges					$58,996.89
	Total due to Servicer					$1,037,241.58

2.	Class A Noteholders Interest:
	Class A-1 Notes		$137,744.48		$137,744.48
	Class A-2-A Notes		$363,500.33		$363,500.33
	Class A-2-B Notes		$115,927.07		$115,927.07
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,311,446.96		$1,311,446.96	1,311,446.96

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$36,480,531.66

7.	Regular Principal Distribution Amount:					35,386,504.41

			Distributable Amount		Paid Amount
	Class A-1 Notes				$35,386,504.41
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$35,386,504.41		$35,386,504.41
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$35,386,504.41		$35,386,504.41

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,094,027.25

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$48,817,761.63
Beginning Period Amount	$48,817,761.63
Current Period Amortization	$1,816,415.46
Ending Period Required Amount	$47,001,346.17
Ending Period Amount	$47,001,346.17
Next Distribution Date Required Amount	$45,218,281.42

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%
		Beginning	Ending	Target
Overcollateralization Amount		$41,512,190.12	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool		3.34%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool		3.78%	3.97%	3.97%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.15%	65,579	99.06%	$1,100,654,497.42
30 - 60 Days	0.69%	457	0.75%	$8,351,229.42
61 - 90 Days	0.13%	87	0.15%	$1,675,844.61
91-120 Days	0.03%	19	0.04%	$417,015.56
121 + Days	0.00%	0	0.00%	$-
Total		66,142		$1,111,098,587.01

Delinquent Receivables 30+ Days Past Due
Current Period	0.85%	563	0.94%	$10,444,089.59
1st Preceding Collection Period	0.78%	526	0.84%	$9,599,777.59
2nd Preceding Collection Period	0.58%	392	0.61%	$7,190,333.22
3rd Preceding Collection Period	0.41%	283	0.42%	$5,188,664.00
Four-Month Average	0.65%		0.70%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.19%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)			No

Repossession in Current Period		52		$924,458.17
Repossession Inventory		81		$904,556.31

Current Charge-Offs
Gross Principal of Charge-Offs				$1,444,976.14
Recoveries				$(609,832.37)
Net Loss				$835,143.77

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.87%

Average Pool Balance for Current Period				$1,129,351,786.87

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.89%
1st Preceding Collection Period				0.75%
2nd Preceding Collection Period				0.28%
3rd Preceding Collection Period				0.12%
Four-Month Average				0.51%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	127	277	$2,988,858.50
Recoveries	81	162	$(1,023,132.04)
Net Loss			$1,965,726.46
Cumulative Net Loss as a % of Initial Pool Balance			0.15%

Net Loss for Receivables that have experienced a Net Loss *	108	226	$1,967,127.61
Average Net Loss for Receivables that have experienced a Net Loss			$8,704.10

Principal Balance of Extensions			$2,736,176.62
Number of Extensions			139

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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